Intangible assets	6 Months Ended
Jun. 30, 2018
Disclosure Of Intangible Assets [Abstract]
Intangible assets

16. INTANGIBLE ASSETS

(1)	Details of intangible assets are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Acquisition cost	154,644	208,383	1,180	463,361	717,332	26,087	8,978	1,579,965
Accumulated amortization	—	(170,700)	(611)	(199,179)	(550,996)	—	—	(921,486)
Accumulated impairment losses	—	—	—	—	(137)	(4,828)	—	(4,965)

Net carrying value	154,644	37,683	569	264,182	166,199	21,259	8,978	653,514

	December 31, 2017
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Acquisition cost	108,707	203,418	1,063	260,087	634,150	27,337	153,209	1,387,971
Accumulated amortization	—	(162,746)	(524)	(182,846)	(516,467)	—	—	(862,583)
Accumulated impairment losses	—	—	—	—	(137)	(6,652)	—	(6,789)

Net carrying value	108,707	40,672	539	77,241	117,546	20,685	153,209	518,599

(2)	Details of changes in intangible assets are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Beginning balance	108,707	40,672	539	77,241	117,546	20,685	153,209	518,599
Acquisitions	—	3,737	117	21,455	36,191	2,311	84,318	148,129
Disposal	—	—	—	—	—	(2,107)	—	(2,107)
Amortization (*)	—	(7,510)	(87)	(16,317)	(34,162)	—	—	(58,076)
Reversal of impairment loss	—	—	—	—	—	339	—	339
Transfer	—	—	—	181,803	46,746	—	(228,549)	—
Acquisition through business combination	47,406	763	—	—	—	—	—	48,169
Foreign currencies translation adjustment	(1,469)	21	—	—	243	74	—	(1,131)
Others	—	—	—	—	(365)	(43)	—	(408)

Ending balance	154,644	37,683	569	264,182	166,199	21,259	8,978	653,514

(*)	Amortization of other intangible assets amounting to 25,179 million Won is included in other operating expenses.

	June 30, 2017
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Beginning balance	124,803	35,477	313	70,697	164,364	20,086	67,999	483,739
Acquisitions	105	10,152	54	12,628	10,276	480	55,984	89,679
Disposal	—	—	—	—	—	(866)	—	(866)
Amortization (*)	—	(8,064)	(56)	(11,515)	(30,389)	—	—	(50,024)
Impairment loss	—	—	—	—	—	(128)	—	(128)
Transfer	—	8,091	—	—	36	—	(8,127)	—
Foreign currencies translation adjustment	(7,479)	(68)	—	—	(1,053)	(81)	(383)	(9,064)
Others	—	(22)	—	(55)	(6,371)	(6)	—	(6,454)

Ending balance	117,429	45,566	311	71,755	136,863	19,485	115,473	506,882

(*)	Amortization of other intangible assets amounting to 24,443 million Won is included in other operating expenses.